Combined Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Current Assets:
Cash and cash equivalents	$ 78,570	$ 201,090
Restricted cash and cash equivalents, and restricted bank time deposits	27,042	43,813
Short-term investments	4,713	6,603
Accounts receivable, net of allowance for doubtful accounts of 4.6 million and 4.1 million, respectively	175,001	180,441
Contract assets, net	20,317	28,873
Inventories	14,542	14,893
Total prepaid expenses and other current assets	30,051	36,486
Total current assets	350,236	512,199
Property and equipment, net	37,595	41,579
Operating lease right-of-use assets	32,126	34,152
Goodwill	158,183	158,143
Intangible assets, net	5,299	7,868
Deferred income taxes	3,303	2,015
Other assets	42,076	49,155
Total assets	628,818	805,111
Current Liabilities:
Accounts payable	41,552	43,389
Accrued expenses and other current liabilities	91,692	85,947
Contract liabilities	127,012	143,695
Due to parent, current	38,772	7,025
Total current liabilities	299,028	280,056
Long-term contract liabilities	22,037	23,305
Operating lease liabilities	24,135	24,446
Deferred income taxes	4,049	4,732
Other liabilities	9,198	17,401
Total liabilities	358,447	349,940
Commitments and Contingencies
Equity:
Net parent investment	273,006	458,467
Accumulated other comprehensive loss	(15,505)	(13,923)
Total Cognyte Business of Verint Systems Inc. equity	257,501	444,544
Noncontrolling interest	12,870	10,627
Total equity	270,371	455,171
Total liabilities and equity	$ 628,818	$ 805,111